CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
REVENUES
Transportation and services	$ 345,642		$ 282,862		$ 285,393
Manufacturing	65,575		30,307		19,089
REVENUES	411,217		313,169		304,482
OPERATING EXPENSES (1)
Voyage expenses	(115,660)	[1]	(107,894)	[1]	(99,571)	[1]
Running costs	(136,156)	[1]	(128,059)	[1]	(112,355)	[1]
Manufacturing Costs	(45,662)	[1]	(18,474)	[1]	(12,681)	[1]
Depreciation and amortization	(42,535)	[1]	(43,852)	[1]	(39,144)	[1]
Administrative and commercial expenses	(41,730)	[1]	(32,385)	[1]	(29,604)	[1]
Loss on write-down of vessels	0	[1]	(16,000)	[1]	0	[1]
Other operating income, net	5,692	[1]	8,376	[1]	8,257	[1]
Operating expenses	(376,051)	[1]	(338,288)	[1]	(285,098)	[1]
Operating profit (loss)	35,166		(25,119)		19,384
OTHER INCOME (EXPENSES)
Financial expense	(33,551)		(35,793)		(35,426)
Financial loss on extinguishment of debt	(5,518)		(940)		0
Foreign currency exchange gains (losses), net	18,849		(2,051)		(2,552)
Investments in affiliates	(520)		(1,175)		(1,073)
Other, net	92		(655)		(305)
Total other income (expenses), net	(20,648)		(40,614)		(39,356)
Income (Loss) before income tax	14,518		(65,733)		(19,972)
Income tax (expense) benefit	(6,597)		2,969		1,737
Net income (loss)	7,921		(62,764)		(18,235)
Net income attributable to noncontrolling interest	553		893		570
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$ 7,368		$ (63,657)		$ (18,805)
INCOME (LOSS) PER SHARE OF ULTRAPETROL (BAHAMAS) LIMITED - BASIC AND DILUTED (in dollars per share)	$ 0.05		$ (1.80)		$ (0.64)
Basic weighted average number of shares (in shares)	140,090,112		35,382,913		29,547,365
Diluted weighted average number of shares (in shares)	140,326,764		35,382,913		29,547,365

[1]	(1) Operating expenses included $ 2,509, $2,753 and $4,622 in 2013, 2012 and 2011, respectively, from related parties.